Goodwill and Other Intangible Assets (Intangible Assets Subject to Amortization) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 4,715	$ 4,548
Accumulated amortization	(3,648)	(3,586)
Net	1,067	962
Intangible Assets, Net (Excluding Goodwill)	1,067	962
Increase (Decrease) in Intangible Assets, Current	349
Amortization expense	359	368	349
Adjustment To Present Value Of Future Profits In Run Off Insurance Operation	293	322
2015	331
2016	274
2017	206
2018	133
2019	118
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	2,108	2,159
Accumulated amortization	(1,609)	(1,679)
Net	499	480
Finite-lived Intangible Assets Acquired	86
Finite-Lived Intangible Assets, Useful Life Average	4 years 11 months 25 days
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	1,345	1,172
Accumulated amortization	(844)	(801)
Net	501	371
Finite-lived Intangible Assets Acquired	263
Finite-Lived Intangible Assets, Useful Life Average	7 years 7 months 7 days
Leases, Acquired-in-Place [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	140	165
Accumulated amortization	(124)	(124)
Net	16	41
Present Value Of Future Profits [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	30	49
Accumulated amortization	(20)	(36)
Net	10	13
Patents And Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	87	100
Accumulated amortization	(83)	(96)
Net	4	4
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	614	574
Accumulated amortization	(614)	(574)
Net	0	0
All Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	391	329
Accumulated amortization	(354)	(276)
Net	$ 37	$ 53
Finite-Lived Intangible Assets, Useful Life Average	1 year